Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIVictory Shares Core Plus Intermediate Bond ETF (UBND)VictoryShares Corporate Bond ETF (UCRD)

Supplement dated August 30, 2023
to the Summary Prospectus and Prospectus each dated November 1, 2022, as supplementedAt a meeting held on August 29, 2023, the Board of Trustees of Victory Portfolios II approved changes to the investment strategy of each Fund. The changes to each Fund’s investment strategy will be effective on or about November 1, 2023.The resulting portfolios after these changes are implemented are expected to be substantially similar.With respect to the VictoryShares Core Plus Intermediate Bond ETF, the disclosure found under the “Principal Investment Strategy” section on pages 2-3 of the Summary Prospectus and on pages 2-3 of the Prospectus is deleted in its entirety and replaced with the following.Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity between three to 10 years. The debt securities in which the Fund may invest include government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. In selecting investments, the Adviser analyzes economic factors, industry-related information, the underlying financial stability of the company issuing the security, and evaluates whether the issuer demonstrates strong or improving environmental, social, and governance characteristics.Up to 65% of the Fund’s assets may be invested in corporate bonds. The Fund will invest primarily in investment-grade securities, but may invest up to 20% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. The Fund may invest up to 20% of its net assets in U.S. dollar-denominated obligations of foreign and emerging market governments, corporations, and banks (i.e., Yankee Bonds). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.The Adviser uses a proprietary credit rating methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.In applying its investment process, the Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different asset classes, sectors, rating categories, structural characteristics, and issuers. Relative value trading is designed to take advantage of what the Adviser believes to be mispricing in the market and is intended to enhance the Fund’s returns, though it may increase the Fund’s portfolio turnover rate.The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.With respect to the VictoryShares Corporate Bond ETF, the disclosure found under the “Principal Investment Strategy” section on pages 2-3 of the Summary Prospectus and on pages 10-11 of the Prospectus is deleted in its entirety and replaced with the following.Under normal circumstances, the Fund invests at least 80% of its net assets in corporate bonds, and in related derivatives and other instruments that have economic characteristics similar to corporate bonds. The Fund will invest primarily in investment-grade securities, but may invest up to 10% of its net assets in below-investment-grade corporate credit securities, which are sometimes referred to as high-yield or “junk” bonds. In selecting investments, the Adviser analyzes economic factors, industry-related information, the underlying financial stability of the company issuing the security, and evaluates whether the issuer demonstrates strong or improving environmental, social, and governance characteristics.The Fund’s investments in investment-grade securities include (a) securities rated or subject to a guarantee that is rated within the investment-grade categories listed by at least one of the major rating agencies (for example, Baa3 and above by Moody’s Investors Service, Inc. or BBB- and above by Standard & Poor’s or Fitch), or (b) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The Fund may invest up to 20% of its assets in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.The Fund may invest up to 30% of its net assets in U.S. dollar-denominated obligations of foreign and emerging market governments, corporations, and banks (i.e., Yankee Bonds). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.The Adviser uses a proprietary credit rating methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.In applying its investment process, the Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors, rating categories, structural characteristics, and issuers. Relative value trading is designed to take advantage of what the Adviser believes to be mispricing in the market and is intended to enhance the Fund’s returns, though it may increase the Fund’s portfolio turnover rate.The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.
VictoryShares Corporate Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIVictory Shares Core Plus Intermediate Bond ETF (UBND)VictoryShares Corporate Bond ETF (UCRD)

Supplement dated August 30, 2023
to the Summary Prospectus and Prospectus each dated November 1, 2022, as supplementedAt a meeting held on August 29, 2023, the Board of Trustees of Victory Portfolios II approved changes to the investment strategy of each Fund. The changes to each Fund’s investment strategy will be effective on or about November 1, 2023.The resulting portfolios after these changes are implemented are expected to be substantially similar.With respect to the VictoryShares Core Plus Intermediate Bond ETF, the disclosure found under the “Principal Investment Strategy” section on pages 2-3 of the Summary Prospectus and on pages 2-3 of the Prospectus is deleted in its entirety and replaced with the following.With respect to the VictoryShares Corporate Bond ETF, the disclosure found under the “Principal Investment Strategy” section on pages 2-3 of the Summary Prospectus and on pages 10-11 of the Prospectus is deleted in its entirety and replaced with the following.Under normal circumstances, the Fund invests at least 80% of its net assets in corporate bonds, and in related derivatives and other instruments that have economic characteristics similar to corporate bonds. The Fund will invest primarily in investment-grade securities, but may invest up to 10% of its net assets in below-investment-grade corporate credit securities, which are sometimes referred to as high-yield or “junk” bonds. In selecting investments, the Adviser analyzes economic factors, industry-related information, the underlying financial stability of the company issuing the security, and evaluates whether the issuer demonstrates strong or improving environmental, social, and governance characteristics.The Fund’s investments in investment-grade securities include (a) securities rated or subject to a guarantee that is rated within the investment-grade categories listed by at least one of the major rating agencies (for example, Baa3 and above by Moody’s Investors Service, Inc. or BBB- and above by Standard & Poor’s or Fitch), or (b) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The Fund may invest up to 20% of its assets in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.The Fund may invest up to 30% of its net assets in U.S. dollar-denominated obligations of foreign and emerging market governments, corporations, and banks (i.e., Yankee Bonds). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.The Adviser uses a proprietary credit rating methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.In applying its investment process, the Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors, rating categories, structural characteristics, and issuers. Relative value trading is designed to take advantage of what the Adviser believes to be mispricing in the market and is intended to enhance the Fund’s returns, though it may increase the Fund’s portfolio turnover rate.The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	With respect to the VictoryShares Corporate Bond ETF, the disclosure found under the “Principal Investment Strategy” section on pages 2-3 of the Summary Prospectus and on pages 10-11 of the Prospectus is deleted in its entirety and replaced with the following.Under normal circumstances, the Fund invests at least 80% of its net assets in corporate bonds, and in related derivatives and other instruments that have economic characteristics similar to corporate bonds. The Fund will invest primarily in investment-grade securities, but may invest up to 10% of its net assets in below-investment-grade corporate credit securities, which are sometimes referred to as high-yield or “junk” bonds. In selecting investments, the Adviser analyzes economic factors, industry-related information, the underlying financial stability of the company issuing the security, and evaluates whether the issuer demonstrates strong or improving environmental, social, and governance characteristics.The Fund’s investments in investment-grade securities include (a) securities rated or subject to a guarantee that is rated within the investment-grade categories listed by at least one of the major rating agencies (for example, Baa3 and above by Moody’s Investors Service, Inc. or BBB- and above by Standard & Poor’s or Fitch), or (b) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The Fund may invest up to 20% of its assets in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.The Fund may invest up to 30% of its net assets in U.S. dollar-denominated obligations of foreign and emerging market governments, corporations, and banks (i.e., Yankee Bonds). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.The Adviser uses a proprietary credit rating methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.In applying its investment process, the Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors, rating categories, structural characteristics, and issuers. Relative value trading is designed to take advantage of what the Adviser believes to be mispricing in the market and is intended to enhance the Fund’s returns, though it may increase the Fund’s portfolio turnover rate.The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.
VictoryShares Core Plus Intermediate Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIVictory Shares Core Plus Intermediate Bond ETF (UBND)VictoryShares Corporate Bond ETF (UCRD)

Supplement dated August 30, 2023
to the Summary Prospectus and Prospectus each dated November 1, 2022, as supplementedAt a meeting held on August 29, 2023, the Board of Trustees of Victory Portfolios II approved changes to the investment strategy of each Fund. The changes to each Fund’s investment strategy will be effective on or about November 1, 2023.The resulting portfolios after these changes are implemented are expected to be substantially similar.With respect to the VictoryShares Core Plus Intermediate Bond ETF, the disclosure found under the “Principal Investment Strategy” section on pages 2-3 of the Summary Prospectus and on pages 2-3 of the Prospectus is deleted in its entirety and replaced with the following.Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity between three to 10 years. The debt securities in which the Fund may invest include government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. In selecting investments, the Adviser analyzes economic factors, industry-related information, the underlying financial stability of the company issuing the security, and evaluates whether the issuer demonstrates strong or improving environmental, social, and governance characteristics.Up to 65% of the Fund’s assets may be invested in corporate bonds. The Fund will invest primarily in investment-grade securities, but may invest up to 20% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. The Fund may invest up to 20% of its net assets in U.S. dollar-denominated obligations of foreign and emerging market governments, corporations, and banks (i.e., Yankee Bonds). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.The Adviser uses a proprietary credit rating methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.In applying its investment process, the Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different asset classes, sectors, rating categories, structural characteristics, and issuers. Relative value trading is designed to take advantage of what the Adviser believes to be mispricing in the market and is intended to enhance the Fund’s returns, though it may increase the Fund’s portfolio turnover rate.The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity between three to 10 years. The debt securities in which the Fund may invest include government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. In selecting investments, the Adviser analyzes economic factors, industry-related information, the underlying financial stability of the company issuing the security, and evaluates whether the issuer demonstrates strong or improving environmental, social, and governance characteristics.Up to 65% of the Fund’s assets may be invested in corporate bonds. The Fund will invest primarily in investment-grade securities, but may invest up to 20% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. The Fund may invest up to 20% of its net assets in U.S. dollar-denominated obligations of foreign and emerging market governments, corporations, and banks (i.e., Yankee Bonds). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.The Adviser uses a proprietary credit rating methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.In applying its investment process, the Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different asset classes, sectors, rating categories, structural characteristics, and issuers. Relative value trading is designed to take advantage of what the Adviser believes to be mispricing in the market and is intended to enhance the Fund’s returns, though it may increase the Fund’s portfolio turnover rate.The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.